THE O'NEAL LAW FIRM, P.C.
                            17100 East Shea Boulevard
                                   Suite 400-D
                          Fountain Hills, Arizona 85268
                              (480) 812-5058 (Tel)
                              (480) 816-9241 (Fax)

                               October 5, 2005

H. Christopher Owings
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Fuego Entertainment, Inc.
       Registration Statement on Form SB-2/A
       File No.  333-127612
       Filed October 3, 2005

Dear Mr. Owings:

We are refiling the Fuego Entertainment, Inc. SB-2/A today to correct three (3) errors discovered in the SB-2/A Second Amendment after filing.

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Page 23

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

Hugo M. Cancio percent of PERCENT OF BENEFICIAL OWNERSHIP corrected from 520.98% to 20.98%

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Page 27

Selling Shareholders

Cherie Cancio
and Christy Cancio  (1)    2,100,000    2,100,000       0        5.67%        0

Corrected to:

Cherie Cancio       (1)    1,100,000     1,100,000      0        2.97%        0
Christy Cancio      (5)    1,000,000     1,000,000      0        2.70%        0

Page 28

(7)      TRW Family Limited Partnership is controlled by

Corrected to:

(7)      TRW Family Limited Partnership is controlled by Roxanne Wogtowicz

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Please do not hesitate to contact us if you have any further questions.

     Very truly yours,

     /s/William D. O'Neal
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        William D. O'Neal